Employee benefit plans and compensation plans - Defined benefit plans - Expense (Details) - Defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit plans and compensation plans
Actuarial (loss)	$ (0.9)	$ 2.9
Foreign Plan
Employee benefit plans and compensation plans
Service cost	(1.0)	(0.9)	$ (1.2)
Interest cost	0.1	0.1	0.1
Actuarial (loss)	2.6	(0.5)	(0.8)
Net periodic pension expense	$ 1.7	$ (1.3)	$ (1.9)